Transactions with related parties (Details) - Transactions and balances - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions With Related Parties
Receivables and other assets	€ 1,563	€ 2,794	€ 1,822
Payables and other liabilities	4,818	3,897	3,052
Guarantees	8,041	8,503	2,135
Revenues	4,478	11,028	3,052
Costs	15,888	15,347	8,671
Other operating (expense) income	17	3,306	735
Individual amount limit to be included in other related parties	50	50	50
Joint ventures and associates and investments in unconsolidated entities controlled by Eni
Transactions With Related Parties
Receivables and other assets	663	853	536
Payables and other liabilities	3,554	3,018	2,066
Guarantees	8,041	8,503	2,135
Revenues	383	439	380
Costs	10,882	8,884	4,819
Other operating (expense) income	(165)	(597)	(409)
Joint ventures and associates
Transactions With Related Parties
Receivables and other assets	498	706	402
Payables and other liabilities	3,540	3,004	2,060
Guarantees	7,845	8,301	1,945
Revenues	358	417	359
Costs	10,852	8,869	4,809
Other operating (expense) income	(165)	(597)	(409)
Agiba Petroleum Co
Transactions With Related Parties
Receivables and other assets	1	17	13
Payables and other liabilities	194	71	57
Costs	308	224	189
Cardon IV SA
Transactions With Related Parties
Receivables and other assets	24
Payables and other liabilities	142
Revenues	4
Costs	1
Angola LNG Ltd
Transactions With Related Parties
Costs		79	73
Angola LNG Supply Services Llc
Transactions With Related Parties
Guarantees			179
Coral FLNG SA
Transactions With Related Parties
Receivables and other assets	4	10	17
Guarantees	1,327	1,378	1,260
Revenues	6	12	43
Azule Group
Transactions With Related Parties
Receivables and other assets	113	320
Payables and other liabilities	475	517
Guarantees	3,156	3,268
Revenues	86	46
Costs	2,146	1,152
Saipem Group
Transactions With Related Parties
Receivables and other assets	5	3	4
Payables and other liabilities	235	195	134
Guarantees	9	9	9
Revenues	6	9	28
Costs	768	452	174
SeaCorridor Group
Transactions With Related Parties
Receivables and other assets	29
Payables and other liabilities	29
Revenues	1
Costs	357
Vårgrønn Group
Transactions With Related Parties
Guarantees	1,321	1,259
Karachaganak Petroleum Operating BV
Transactions With Related Parties
Receivables and other assets	17	27	24
Payables and other liabilities	250	251	213
Costs	1,183	1,347	989
Mellitah Oil & Gas BV
Transactions With Related Parties
Receivables and other assets	49	58	65
Payables and other liabilities	20	144	290
Revenues	16	9	3
Costs	517	234	263
Petrobel Belayim Petroleum Co
Transactions With Related Parties
Receivables and other assets	58	33	24
Payables and other liabilities	885	595	391
Revenues			2
Costs	870	944	651
Societa Oleodotti Meridionali SpA
Transactions With Related Parties
Receivables and other assets	11	6	6
Payables and other liabilities	473	433	396
Revenues	19	16	18
Costs	12	14	12
Societe Centrale Electrique du Congo SA
Transactions With Related Parties
Receivables and other assets	74	47	50
Revenues	79	74	66
Var Energi ASA
Transactions With Related Parties
Receivables and other assets	51	58	62
Payables and other liabilities	764	722	526
Guarantees	2,013	2,378	495
Revenues	58	84	104
Costs	4,487	4,085	2,224
Other operating (expense) income	(165)	(597)	(409)
Other joint ventures and associates
Transactions With Related Parties
Receivables and other assets	62	127	137
Payables and other liabilities	73	76	53
Guarantees	19	9	2
Revenues	83	167	95
Costs	203	338	234
Investments in unconsolidated entities controlled by Eni
Transactions With Related Parties
Receivables and other assets	165	147	134
Payables and other liabilities	14	14	6
Guarantees	196	202	190
Revenues	25	22	21
Costs	30	15	10
Eni BTC Ltd
Transactions With Related Parties
Guarantees	183	190	179
Industria Siciliana Acido Fosforico ISAF SPA
Transactions With Related Parties
Receivables and other assets	152	139	124
Payables and other liabilities	4	4	1
Guarantees	1	1	1
Revenues	12	15	13
Other unconsolidated subsidiaries
Transactions With Related Parties
Receivables and other assets	13	8	10
Payables and other liabilities	10	10	5
Guarantees	12	11	10
Revenues	13	7	8
Costs	30	15	10
Entities controlled by the Government
Transactions With Related Parties
Receivables and other assets	677	1,762	1,116
Payables and other liabilities	1,050	763	905
Revenues	4,054	10,555	2,642
Costs	4,401	6,007	3,597
Other operating (expense) income	182	3,903	1,144
Cassa Depositi e Prestiti Group
Transactions With Related Parties
Receivables and other assets	5	2
Payables and other liabilities	33	47
Revenues	2	3
Costs	69	86
Enel Group
Transactions With Related Parties
Receivables and other assets	95	438	583
Payables and other liabilities	168	264	461
Revenues	93	97	41
Costs	497	275	417
Other operating (expense) income	(109)	484	373
Italgas Group
Transactions With Related Parties
Receivables and other assets	1	218	1
Payables and other liabilities	149	8	49
Revenues	8	84	3
Costs	(20)		560
Snam Group [Member]
Transactions With Related Parties
Receivables and other assets	245	763	160
Payables and other liabilities	352	25	152
Revenues	1,157	1,767	159
Costs	1,625	873	1,013
Other operating (expense) income			1
Terna Group
Transactions With Related Parties
Receivables and other assets	85	119	51
Payables and other liabilities	61	159	85
Revenues	400	612	203
Costs	317	701	309
Other operating (expense) income	8	(18)	4
GSE - Gestore Servizi Energetici
Transactions With Related Parties
Receivables and other assets	230	207	311
Payables and other liabilities	219	225	125
Revenues	2,104	7,786	2,216
Costs	1,875	4,039	1,238
Other operating (expense) income	283	3,437	766
ITA Airways - Italia Trasporto Aereo SpA
Transactions With Related Parties
Receivables and other assets	5	3
Revenues	238	179
Other entities controlled by government
Transactions With Related Parties
Receivables and other assets	11	12	10
Payables and other liabilities	68	35	33
Revenues	52	27	20
Costs	38	33	60
Other related parties
Transactions With Related Parties
Receivables and other assets	1
Payables and other liabilities	2	2	2
Revenues	1	1
Costs	36	39	33
Pension funds
Transactions With Related Parties
Costs	27
Fondazione Eni Enrico Mattei
Transactions With Related Parties
Costs	5
Eni Foundation
Transactions With Related Parties
Costs	4
Groupement Sonatrach – Eni «GSE»
Transactions With Related Parties
Receivables and other assets	222	179
Payables and other liabilities	212	114
Revenues	40	33
Costs	€ 569	€ 417
Groupement Sonatrach Agip and Organe Conjoint des Operations
Transactions With Related Parties
Receivables and other assets			170
Payables and other liabilities			79
Revenues			30
Costs			€ 222